Offerings - Offering: 1	Aug. 29, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, 2025 Inducement Award Plan, together with the associated Preferred Stock Purchase Rights
Amount Registered	5,000,000
Proposed Maximum Offering Price per Unit	8.005
Maximum Aggregate Offering Price	$ 40,025,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,127.83
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement covers (i) such additional number of shares of common stock, par value $0.001 per share, of the Company (“Common Stock”) issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement. Each share of Common Stock registered hereunder includes an associated Preferred Stock Purchase Right. Until the occurrence of certain prescribed events, none of which has occurred, the Preferred Stock Purchase Rights are not exercisable, are evidenced by certificates representing the Common Stock, and may be transferred only with the Common Stock. No separate consideration is payable for the Preferred Stock Purchase Rights.
(2) Consists of an additional 5,000,000 shares of Common Stock authorized for issuance under the 2025 Inducement Award Plan pursuant to its terms.

(3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on $8.005 per share, which represents the average high and low prices of the Registrant’s Common Stock reported on The Nasdaq Stock Market LLC on August 22, 2025, which date is within five business days prior to filing this Registration Statement.